UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04864

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 7

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2012

Date of reporting period:	2/29/2012

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL JENNISON VALUE FUND

SEMIANNUAL REPORT • FEBRUARY 29, 2012

Fund Type

Large Cap Stock

Objective

Capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 29, 2012, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, Jennison, the Prudential logo, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

April 16, 2012

Dear Shareholder:

After an extraordinary career at Prudential, Judy Rice retired at the end of 2011 as President of Prudential Investments and President and Trustee of the Prudential Jennison Value Fund (the Fund). While she will remain as Chairman of Prudential Investments until the end of 2012, I was named to succeed her as President of Prudential Investments and President and Trustee of the Fund effective January 1, 2012. I previously served as Executive Vice President of Retail Mutual Fund Distribution for Prudential Investments for the past six years.

Since this is my first letter to shareholders, I would like to recognize Judy for the significant contributions she made in building the Prudential Investments fund family and her unflagging commitment to helping investors like you meet the challenges of a rapidly changing investment environment. My goal is to build on Judy’s accomplishments, with a particular focus on delivering the solutions you need to address your financial goals.

I hope you find the semiannual report for the Fund informative. We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio, including stock and bond mutual funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial professional can help you create a diversified investment plan that reflects your personal investor profile and risk tolerance. Keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets. We encourage you to call your financial professional before making any investment decision.

Prudential Investments provides a wide range of mutual funds to choose from that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of Prudential Financial’s affiliated asset managers. Thank you for choosing the Prudential Investments family of mutual funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison Value Fund

Prudential Jennison Value Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. Class A and Class L shares have a maximum initial sales charge of 5.50% and 5.75%, respectively. Gross operating expenses: Class A, 1.07%; Class B, 1.77%; Class C, 1.77%; Class L, 1.27%; Class M, 1.77%; Class Q, 0.61%; Class R, 1.52%; Class X, 1.77%; Class Z, 0.77%. Net operating expenses: Class A, 1.07%; Class B, 1.77%; Class C, 1.77%; Class L, 1.27%; Class M, 1.02%; Class Q, 0.61%; Class R, 1.27%; Class X, 1.02%; Class Z, 0.77%, after contractual reduction through 12/31/2012 for Class R shares.

Cumulative Total Returns (Without Sales Charges) as of 2/29/12
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	9.29%	–2.72%	–1.75%	61.26%	—
Class B	8.97	–3.36	–5.11	50.06	—
Class C	8.89	–3.36	–5.18	49.95	—
Class L	9.23	–2.88	N/A	N/A	–1.82% (3/16/07)
Class M	9.41	–2.55	N/A	N/A	–1.78 (3/16/07)
Class Q	N/A	N/A	N/A	N/A	8.23 (10/31/11)
Class R	9.15	–2.87	–2.76	N/A	30.05 (6/3/05)
Class X	9.39	–2.61	N/A	N/A	–0.68 (3/16/07)
Class Z	9.42	–2.39	–0.35	65.66	—
Russell 1000® Value Index	12.84	2.18	–5.29	59.10	—
S&P 500 Index	13.30	5.09	8.16	50.37	—
Lipper Large-Cap Value Funds Avg.	12.29	0.73	–4.20	47.27	—
Lipper Multi-Cap Value Funds Avg.	11.80	0.17	–0.76	76.59	—

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Average Annual Total Returns (With Sales Charges) as of 3/31/12
	One Year	Five Years	Ten Years	Since Inception
Class A	–6.80%	–1.51%	3.95%	—
Class B	–6.97	–1.24	3.78	—
Class C	–3.05	–1.10	3.78	—
Class L	–7.26	–1.78	N/A	–1.25% (3/16/07)
Class M	–7.11	–0.87	N/A	–0.36 (3/16/07)
Class Q	N/A	N/A	N/A	N/A (10/31/11)
Class R	–1.60	–0.59	N/A	4.14 (6/3/05)
Class X	–7.23	–0.81	N/A	–0.15 (3/16/07)
Class Z	–1.05	–0.10	4.82	—
Russell 1000 Value Index	4.79	–0.81	4.58	—
S&P 500 Index	8.51	2.01	4.12	—
Lipper Large-Cap Value Funds Avg.	3.38	–0.66	3.74	—
Lipper Multi-Cap Value Funds Avg.	1.71	–0.23	5.32	—

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

Inception returns are provided for any share class with less than 10 calendar years.

The average annual total returns take into account applicable sales charges. Class A and Class L shares are subject to a maximum front-end sales charge of 5.50% and 5.75%, respectively, and an annual 12b-1 fee of up to 0.30% and 0.50%, respectively. Investors who purchase Class A or Class L shares in an amount of $1 million or more do not pay a front-end sales charge, but are subject to a contingent deferred sales charge (CDSC) of 1% for shares sold within 12 months of purchase. The CDSC is waived for purchases by certain retirement and/or benefit plans. Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1%, respectively, for the first six years after purchase, and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are not subject to a front-end sales charge, but are subject to a CDSC of 1% for shares sold within 12 months from the date of purchase, and an annual 12b-1 fee of 1%. Class X shares are not subject to a front-end sales charge, but are subject to a 12b-1 fee of 1% annually and a declining CDSC of 6%, 5%, 4%, 4%, 3%, 2%, 2%, and 1%, respectively, for the first eight years after purchase of Class X shares. Class X shares convert to Class A shares approximately ten years after purchase. Class R shares are not subject to a sales charge, but charge a 12b-1 fee of up to 0.75%. Class Q and Class Z shares are not subject to a sales charge or 12b-1 fees. Class L and Class X shares are closed to new investors and are available only by exchange from the same share class of another Prudential Investments fund. The returns in the tables reflect the share class expense structure in effect at the close of the fiscal period. Without waiver of fees and/or expense subsidization, the Fund’s returns would have been lower.

Note: Class M shares are no longer issued, and no Class M shares are outstanding. Class M performance is shown for historical periods during which time Class M shares were outstanding.

Prudential Jennison Value Fund	3

Your Fund’s Performance (continued)

Benchmark Definitions

Russell 1000 Value Index

The Russell 1000 Value Index is an unmanaged index comprising those securities in the Russell 1000 Index with a less-than-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values. Russell 1000 Value Index Closest Month-End to Inception cumulative total returns as of 2/29/12 are –6.73% for Class L, Class M, and Class X; 9.52% for Class Q; and 22.76% for Class R. Russell 1000 Value Index Closest Month-End to Inception average annual total returns as of 3/31/12 are –0.81% for Class L, Class M, and Class X; and 3.49% for Class R. Class Q shares have been in existence for less than one year and have no average annual total return performance information available.

S&P 500 Index

The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. public companies. It gives an indication of how U.S. stock prices have performed. S&P 500 Index Closest Month-End to Inception cumulative total returns as of 2/29/12 are 6.96% for Class L, Class M, and Class X; 9.86% for Class Q; and 32.01% for Class R. S&P 500 Index Closest Month-End to Inception average annual total returns as of 3/31/12 are 2.01% for Class L, Class M, and Class X; and 4.64% for Class R. Class Q shares have been in existence for less than one year and have no average annual total return performance information available.

Lipper Large-Cap Value Funds Average

The Lipper Large-Cap Value Funds Average (Lipper Large-Cap Average) represents returns based on average return of all funds in the Lipper Large-Cap Value Funds category for the periods noted. Funds in the Lipper Large-Cap Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap value funds typically have a lower-than-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P 500 Index. Although Lipper classifies the Fund in the Lipper Multi-Cap Value Funds Category, the returns for the Lipper Large-Cap Value Funds Average are also shown, as we believe the Lipper Large-Cap Value Funds Average is more consistent with the management of the Fund. Lipper Large-Cap Value Funds Avg. Closest Month-End to Inception cumulative total returns as of 2/29/12 are –5.51% for Class L, Class M, and Class X; 9.53% for Class Q; and 19.54% for Class R. Lipper Large-Cap Value Funds Avg. Closest Month-End to Inception average total returns as of 3/31/12 are –0.66% for Class L, Class M, and Class X; and 2.99% for Class R. Class Q shares have been in existence for less than one year and have no average annual total return performance information available.

Lipper Multi-Cap Value Funds Average

The Lipper Multi-Cap Value Funds Average (Lipper Multi-Cap Average) are funds that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index. Lipper Multi-Cap Value Funds Avg. Closest Month-End to Inception cumulative total returns as of 2/29/12 are –2.01% for Class L, Class M, and Class X; 9.59% for Class Q; and 25.53% for Class R. Lipper Multi-Cap Value Funds Avg. Closest Month-End to Inception average annual total returns as of 3/31/12 are –0.23% for Class L, Class M, and Class X; and 3.67% for Class R. Class Q shares have been in existence for less than one year and have no average annual total return performance information available.

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Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Averages reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 2/29/12
Liberty Global, Inc. (Series C), Media	3.6%
Comcast Corp. (Class A Stock), Media	3.6
Flextronics International Ltd., Electronic Equipment & Instruments	2.8
Wells Fargo & Co., Commercial Banks	2.6
Mylan, Pharmaceuticals	2.5

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 2/29/12
Oil, Gas & Consumable Fuels	11.5%
Media	10.7
Pharmaceuticals	6.1
Food Products	5.4
Insurance	4.8

Industry weightings reflect only long-term investments and are subject to change.

Prudential Jennison Value Fund	5

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on September 1, 2011, at the beginning of the period, and held through the six-month period ended February 29, 2012. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs

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of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Value Fund		Beginning Account Value September 1, 2011	Ending Account Value February 29, 2012	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,092.90	1.07%	$5.57
	Hypothetical	$1,000.00	$1,019.54	1.07%	$5.37

Class B	Actual	$1,000.00	$1,089.70	1.77%	$9.20
	Hypothetical	$1,000.00	$1,016.06	1.77%	$8.87

Class C	Actual	$1,000.00	$1,088.90	1.77%	$9.19
	Hypothetical	$1,000.00	$1,016.06	1.77%	$8.87

Class L	Actual	$1,000.00	$1,092.30	1.27%	$6.61
	Hypothetical	$1,000.00	$1,018.55	1.27%	$6.37

Class M	Actual	$1,000.00	$1,094.10	1.02%	$5.31
	Hypothetical	$1,000.00	$1,019.74	1.02%	$5.12

Class Q	Actual**	$1,000.00	$1,082.30	0.61%	$3.16
	Hypothetical	$1,000.00	$1,021.83	0.61%	$3.07

Class R	Actual	$1,000.00	$1,091.50	1.27%	$6.60
	Hypothetical	$1,000.00	$1,018.55	1.27%	$6.37

Class X	Actual	$1,000.00	$1,093.90	1.02%	$5.31
	Hypothetical	$1,000.00	$1,019.79	1.02%	$5.12

Class Z	Actual	$1,000.00	$1,094.20	0.77%	$4.01
	Hypothetical	$1,000.00	$1,021.03	0.77%	$3.87

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended February 29, 2012, and divided by 366 days. Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

** “Actual” expenses are calculated using the 122-day period ended February 29, 2012 due to the Class’s inception date of October 31, 2011.

Prudential Jennison Value Fund	7

Portfolio of Investments

as of February 29, 2012 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 98.8%
COMMON STOCKS

Aerospace & Defense 1.3%
106,763	Boeing Co. (The)	$8,001,887
61,231	United Technologies Corp.	5,135,444

		13,137,331

Airlines 1.5%
684,225	United Continental Holdings, Inc.*(a)	14,129,246

Auto Components 2.2%
485,713	Lear Corp.	21,959,085

Automobiles 0.9%
320,228	General Motors Co.*(a)	8,332,332

Capital Markets 3.3%
145,975	Goldman Sachs Group, Inc. (The)	16,807,561
854,516	Morgan Stanley	15,842,727

		32,650,288

Chemicals 1.4%
243,113	Mosaic Co. (The)	14,039,776

Commercial Banks 4.1%
243,620	PNC Financial Services Group, Inc.	14,500,262
815,534	Wells Fargo & Co.	25,518,059

		40,018,321

Computers & Peripherals 1.6%
28,182	Apple, Inc.*	15,287,044

Consumer Finance 2.8%
280,882	American Express Co.	14,855,849
797,271	SLM Corp.	12,564,991

		27,420,840

Diversified Financial Services 4.7%
424,394	Citigroup, Inc.	14,140,808
524,867	JPMorgan Chase & Co.	20,595,781
303,693	Moody’s Corp.	11,725,587

		46,462,176

See Notes to Financial Statements.

Prudential Jennison Value Fund	9

Portfolio of Investments

as of February 29, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Electric Utilities 1.6%
411,557	Exelon Corp.	$16,079,532

Electronic Equipment & Instruments 2.8%
3,873,093	Flextronics International Ltd.*	27,305,306

Energy Equipment & Services 2.7%
216,967	Ensco PLC (United Kingdom), ADR	12,649,176
377,464	Halliburton Co.	13,811,408

		26,460,584

Food & Staples Retailing 3.5%
463,910	CVS Caremark Corp.	20,922,341
233,886	Wal-Mart Stores, Inc.	13,817,985

		34,740,326

Food Products 5.4%
263,129	Bunge Ltd.	17,713,844
277,587	Kraft Foods, Inc. (Class A Stock)	10,567,737
624,424	Smithfield Foods, Inc.*(a)	14,630,255
521,753	Tyson Foods, Inc. (Class A Stock)	9,866,349

		52,778,185

Healthcare Providers & Services 3.2%
240,714	Cigna Corp.	10,617,895
261,764	HCA Holdings, Inc.	6,981,246
254,319	UnitedHealth Group, Inc.	14,178,284

		31,777,425

Hotels, Restaurants & Leisure 1.4%
920,978	International Game Technology	13,833,089

Independent Power Producers & Energy Traders 1.6%
1,046,818	Calpine Corp.*	16,026,784

Insurance 4.8%
205,825	Arch Capital Group Ltd.*	7,625,816
293,504	Axis Capital Holdings Ltd.	9,054,598
484,810	MetLife, Inc.	18,689,426
196,886	Travelers Cos., Inc. (The)	11,413,481

		46,783,321

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Internet Software & Services 1.8%
28,904	Google, Inc. (Class A Stock)*	$17,869,898

Machinery 1.7%
408,324	Ingersoll-Rand PLC(a)	16,283,961

Media 10.7%
1,192,577	Comcast Corp. (Class A Stock)	35,037,912
748,892	Liberty Global, Inc. (Series C)*	35,909,371
670,264	News Corp. (Class A Stock)	13,318,146
440,579	Viacom, Inc. (Class B Stock)	20,980,372

		105,245,801

Metals & Mining 4.0%
236,794	Freeport-McMoRan Copper & Gold, Inc.	10,077,953
224,476	Goldcorp, Inc.	10,887,086
305,358	Newmont Mining Corp.	18,138,265

		39,103,304

Oil, Gas & Consumable Fuels 11.5%
226,902	Anadarko Petroleum Corp.	19,086,996
200,579	Hess Corp.	13,021,588
520,291	Marathon Oil Corp.	17,632,662
256,936	Marathon Petroleum Corp.	10,675,691
208,618	Noble Energy, Inc.	20,371,548
196,537	Occidental Petroleum Corp.	20,512,567
334,651	Suncor Energy, Inc.	12,027,357

		113,328,409

Pharmaceuticals 6.1%
1,064,491	Mylan, Inc.*	24,951,669
713,277	Pfizer, Inc.	15,050,144
290,693	Sanofi (France), ADR	10,764,362
211,059	Teva Pharmaceutical Industries Ltd. (Israel), ADR	9,457,554

		60,223,729

Road & Rail 1.5%
136,341	Union Pacific Corp.	15,031,595

Semiconductors & Semiconductor Equipment 2.0%
620,770	Marvell Technology Group Ltd.*	9,311,550
366,282	Maxim Integrated Products, Inc.	10,215,605

		19,527,155

See Notes to Financial Statements.

Prudential Jennison Value Fund	11

Portfolio of Investments

as of February 29, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Software 4.0%
915,968	CA, Inc.(a)	$24,758,615
825,477	Symantec Corp.*	14,726,510

		39,485,125

Specialty Retail 1.4%
957,501	Staples, Inc.	14,036,965

Wireless Telecommunication Services 3.3%
1,771,581	MetroPCS Communications, Inc.*	18,247,284
799,554	NII Holdings, Inc.*	14,296,026

		32,543,310

	TOTAL LONG-TERM INVESTMENTS (cost $814,026,700)	971,900,243

SHORT-TERM INVESTMENT 8.1%

AFFILIATED MONEY MARKET MUTUAL FUND
80,261,835	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $80,261,835; includes $68,476,609 of cash collateral received for securities on loan) (Note 3)(b)(c)	80,261,835

	TOTAL INVESTMENTS 106.9% (cost $894,288,535; Note 5)	1,052,162,078
	Liabilities in excess of other assets (6.9%)	(68,137,328)

	NET ASSETS 100.0%	$984,024,750

The following abbreviation is used in the portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $66,470,752; cash collateral of $68,476,609 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

See Notes to Financial Statements.

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Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 29, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$971,900,243	$—	$—
Affiliated Money Market Mutual Fund	80,261,835	—	—

Total	$1,052,162,078	$—	$—

See Notes to Financial Statements.

Prudential Jennison Value Fund	13

Portfolio of Investments

as of February 29, 2012 (Unaudited) continued

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of February 29, 2012 were as follows:

Oil, Gas & Consumable Fuels	11.5%
Media	10.7
Affiliated Money Market Mutual Fund (including 7.0% of collateral received for securities on loan)	8.1
Pharmaceuticals	6.1
Food Products	5.4
Insurance	4.8
Diversified Financial Services	4.7
Commercial Banks	4.1
Metals & Mining	4.0
Software	4.0
Food & Staples Retailing	3.5
Capital Markets	3.3
Wireless Telecommunication Services	3.3
Healthcare Providers & Services	3.2
Consumer Finance	2.8
Electronic Equipment & Instruments	2.8
Energy Equipment & Services	2.7
Auto Components	2.2
Semiconductors & Semiconductor Equipment	2.0%
Internet Software & Services	1.8
Machinery	1.7
Computers & Peripherals	1.6
Electric Utilities	1.6
Independent Power Producers & Energy Traders	1.6
Airlines	1.5
Road & Rail	1.5
Chemicals	1.4
Hotels, Restaurants & Leisure	1.4
Specialty Retail	1.4
Aerospace & Defense	1.3
Automobiles	0.9

106.9
Liabilities in excess of other assets	(6.9)

100.0%

See Notes to Financial Statements.

14	Visit our website at www.prudentialfunds.com

Financial Statements

(Unaudited)

February 29, 2012	SEMIANNUAL REPORT

Prudential Jennison Value Fund

Statement of Assets and Liabilities

as of February 29, 2012 (Unaudited)

Assets
Investments at value, including securities on loan of $66,470,752:
Unaffiliated Investments (cost $814,026,700)	$971,900,243
Affiliated Investments (cost $80,261,835)	80,261,835
Foreign currency, at value (cost $7)	7
Dividends receivable	1,497,797
Receivable for investments sold	1,136,992
Receivable for Fund shares sold	819,691
Prepaid expenses	9,537

Total assets	1,055,626,102

Liabilities
Payable to broker for collateral for securities on loan	68,476,609
Payable for Fund shares reacquired	2,058,871
Management fee payable	432,315
Accrued expenses	372,873
Distribution fee payable	172,533
Affiliated transfer agent fee payable	86,390
Deferred trustees’ fees	1,761

Total liabilities	71,601,352

Net Assets	$984,024,750

Net assets were comprised of:
Shares of beneficial interest, at par	$645,202
Paid-in capital in excess of par	974,817,119

975,462,321
Undistributed net investment income	2,154,047
Accumulated net realized loss on investment and foreign currency transactions	(151,468,419)
Net unrealized appreciation on investments and foreign currencies	157,876,801

Net assets, February 29, 2012	$984,024,750

See Notes to Financial Statements.

16	Visit our website at www.prudentialfunds.com

Class A
Net asset value and redemption price per share ($546,786,540 ÷ 35,821,560 shares of beneficial interest issued and outstanding)	$15.26
Maximum sales charge (5.50% of offering price)	0.89

Maximum offering price to public	$16.15

Class B
Net asset value, offering price and redemption price per share ($17,174,852 ÷ 1,149,138 shares of beneficial interest issued and outstanding)	$14.95

Class C
Net asset value, offering price and redemption price per share ($28,817,330 ÷ 1,928,813 shares of beneficial interest issued and outstanding)	$14.94

Class L
Net asset value and redemption price per share ($1,332,788 ÷ 87,517 shares of beneficial interest issued and outstanding)	$15.23
Maximum sales charge (5.75% of offering price)	0.93

Maximum offering price to public	$16.16

Class M
Net asset value, offering price and redemption price per share ($35,987 ÷ 2,370 shares of beneficial interest issued and outstanding)	$15.18

Class Q
Net asset value, offering price and redemption price per share ($17,718,513 ÷ 1,161,368 shares of beneficial interest issued and outstanding)	$15.26

Class R
Net asset value, offering price and redemption price per share ($11,727,564 ÷ 769,447 shares of beneficial interest issued and outstanding)	$15.24

Class X
Net asset value, offering price and redemption price per share ($257,158 ÷ 16,911 shares of beneficial interest issued and outstanding)	$15.21

Class Z
Net asset value, offering price and redemption price per share ($360,174,018 ÷ 23,583,081 shares of beneficial interest issued and outstanding)	$15.27

See Notes to Financial Statements.

Prudential Jennison Value Fund	17

Statement of Operations

Six Months Ended February 29, 2012 (Unaudited)

Net Investment Income
Income
Unaffiliated dividends (net of foreign withholding taxes of $42,109)	$7,133,255
Affiliated income from securities loaned, net	45,896
Affiliated dividend income	17,801

Total income	7,196,952

Expenses
Management fee	2,566,030
Distribution fee—Class A	778,004
Distribution fee—Class B	82,831
Distribution fee—Class C	136,247
Distribution fee—Class L	3,173
Distribution fee—Class M	252
Distribution fee—Class R	26,262
Distribution fee—Class X	352
Transfer agent’s fees and expenses (including affiliated expense of $291,000) (Note 3)	742,000
Custodian’s fees and expenses	79,000
Registration fees	70,000
Reports to shareholders	55,000
Trustees’ fees	18,000
Legal fees and expenses	16,000
Audit fee	11,000
Insurance	11,000
Loan interest expense (Note 7)	48
Miscellaneous	10,773

Total expenses	4,605,972

Net investment income	2,590,980

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	10,209,056
Foreign currency transactions	(1,870)

10,207,186

Net change in unrealized appreciation (depreciation) on Investments	71,624,178

Net gain on investment and foreign currency transactions	81,831,364

Net Increase In Net Assets Resulting From Operations	$84,422,344

See Notes to Financial Statements.

18	Visit our website at www.prudentialfunds.com

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended February 29, 2012	Year Ended August 31, 2011
Increase (Decrease) In Net Assets
Operations
Net investment income	$2,590,980	$4,427,946
Net realized gain on investment and foreign currency transactions	10,207,186	84,043,983
Net change in unrealized appreciation (depreciation) on investments	71,624,178	60,748,536

Net increase in net assets resulting from operations	84,422,344	149,220,465

Dividends from net investment income (Note 1)
Class A	(1,697,277)	(1,587,311)
Class L	(1,486)	(1,180)
Class M	(800)	(3,495)
Class Q	(203,679)	—
Class R	(12,536)	(8,115)
Class X	(1,061)	(1,680)
Class Z	(2,096,859)	(2,399,277)

	(4,013,698)	(4,001,058)

Capital Contributions (Note 2)
Class M	—	216
Class X	43	92

	43	308

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	73,196,391	260,285,085
Net asset value of shares issued in reinvestment of dividends	2,224,834	2,207,691
Cost of shares reacquired	(131,473,253)	(360,051,333)

Net decrease in net assets from Fund share transactions	(56,052,028)	(97,558,557)

Total increase	24,356,661	47,661,158

Net Assets
Beginning of period	959,668,089	912,006,931

End of period(a)	$984,024,750	$959,668,089

(a) Includes undistributed net investment income of:	$2,154,047	$3,576,765

See Notes to Financial Statements.

Prudential Jennison Value Fund	19

Notes to Financial Statements

Prudential Investment Portfolios 7 (the “Portfolios”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end, management investment company and currently consists of Prudential Jennison Value Fund (the “Fund”). The investment objective of the Fund is capital appreciation.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment advisor regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

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Investments in open end, non-exchange-traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long term securities held at the end of the fiscal year. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the fiscal year. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions. Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis.

Prudential Jennison Value Fund	21

Notes to Financial Statements

continued

Net investment income or loss, (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Taxes: For federal income tax purposes, it is the Fund’s policy to continue to meet the requirements under the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

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Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison assumes the day-to-day management responsibilities of the Fund and is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the cost of compensation of officers and employees of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .60% of the Fund’s average daily net assets up to $500 million, .50% of the next $500 million, .475% of the next $500 million and .45% of the average daily net assets in excess of $1.5 billion. The effective management fee rate was .55% of the Fund’s average daily net assets for the six months ended February 29, 2012.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class L, Class M, Class R, Class X and Class Z shares. In addition, the Fund has a distribution agreement with Prudential Annuities Distributors, Inc. (“PAD”), which, together with PIMS, serves as co-distributor of the Class M and Class X shares of the Fund. The Fund compensates PIMS and PAD, as applicable, for distributing and servicing the Fund’s Class A, Class B, Class C, Class L, Class M, Class R and Class X shares, pursuant to plans of distribution (the “Class A, B, C, L, M, R and X Plans”), regardless of expenses actually incurred by PIMS or PAD. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class Z shares of the Fund.

Pursuant to the Class A, B, C, L, M, R and X Plans, the Fund compensates PIMS and PAD, as applicable, for distribution related activities at an annual rate of up to .30%, 1%, 1%, .50%, 1%, .75% and 1% of the average daily net assets of the Class A, B, C, L, M, R and X shares, respectively. PIMS has contractually agreed through December 31, 2012 to limit such expenses to .50% of the average daily net assets of the Class R shares.

Management has received the maximum allowable amount of sales charges for Class M and Class X shares in accordance with regulatory limits. As such, any contingent deferred sales charges received by the manager are contributed back into

Prudential Jennison Value Fund	23

Notes to Financial Statements

continued

the Fund and included in the Statement of Changes and Financial Highlights as a contribution to capital.

PIMS has advised the Fund that it has received $48,174 in front-end sales charges resulting from sales of Class A shares, during the six months ended February 29, 2012. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended February 29, 2012, it received $14, $14,385 and $1,793 in contingent deferred sales charges imposed upon certain redemptions by Class A, Class B and Class C shareholders, respectively.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. For the six months ended February 29, 2012, PIM has been compensated $13,709 for these services.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended February 29, 2012 were $157,271,982 and $202,303,961, respectively.

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Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 29, 2012 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$901,337,470	$172,097,862	$(21,273,254)	$150,824,608

The difference between book basis and tax basis is primarily attributable to the differences in the treatment of losses on wash sales, investments in partnerships and other tax adjustment as of the most recent fiscal year end.

For federal income tax purposes, the Fund had a capital loss carryforward as of August 31, 2011 of approximately $154,513,000, of which $47,190,000 expires in 2017 and $107,323,000 expires in 2018. The Fund utilized approximately $72,738,000 of its capital loss carryforward to offset net taxable gains realized in the year ended August 31, 2011. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward. Under the recently enacted Regulated Investment Company Modernization Act of 2010, (“the Act”) the Fund is permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. However, any post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to the taxable years beginning prior to the effective date of the Act may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class L, Class M, Class Q, Class R, Class X and Class Z shares. Class A and Class L shares are sold with a front-end sales charge

Prudential Jennison Value Fund	25

Notes to Financial Statements

continued

of up to 5.50% and 5.75%, respectively. All investors who purchase Class A or Class L shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% on shares redeemed within the first 12 months after purchase. Class M and Class X shares are sold with a contingent deferred sales charge which declines from 6% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class M shares automatically convert to Class A shares approximately eight years after purchase. Effective April 13, 2012, the conversion of Class M shares to Class A shares was completed. Class M shares are no longer issued, and there are no Class M shares outstanding. Class X shares automatically convert to Class A shares on a quarterly basis approximately ten years after purchase. In addition, under certain limited circumstances, an exchange may be made from Class A or Class C shares to Class Z shares of the Fund. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class L shares are closed to most new purchases (with the exception of reinvested dividends). Class M and Class X shares are closed to new initial purchases. Class L, Class M and Class X shares are only available through exchanges from the same class of shares of certain other funds. Class Q, Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

The Fund has authorized an unlimited number of shares of beneficial interest at $.01 par value divided into nine classes, designated Class A, Class B, Class C, Class L, Class M, Class Q, Class R, Class X and Class Z.

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Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended February 29, 2012:
Shares sold	861,633	$11,981,556
Shares issued in reinvestment of dividends	124,718	1,648,726
Shares reacquired	(3,928,718)	(54,846,759)

Net increase (decrease) in shares outstanding before conversion	(2,942,367)	(41,216,477)
Shares issued upon conversion from Class B, Class M, Class X and Class Z	147,061	2,000,467
Shares reacquired upon conversion into Class Z	(13,231)	(181,889)

Net increase (decrease) in shares outstanding	(2,808,537)	$(39,397,899)

Year ended August 31, 2011:
Shares sold	2,608,973	$38,089,563
Shares issued in reinvestment of dividends	111,558	1,543,906
Shares reacquired	(8,710,961)	(128,353,516)

Net increase (decrease) in shares outstanding before conversion	(5,990,430)	(88,720,047)
Shares issued upon conversion from Class B, Class M and Class X	527,514	7,693,339
Shares reacquired upon conversion into Class Z	(200,857)	(3,047,036)

Net increase (decrease) in shares outstanding	(5,663,773)	$(84,073,744)

Class B
Six months ended February 29, 2012:
Shares sold	45,927	$632,308
Shares reacquired	(119,944)	(1,639,410)

Net increase (decrease) in shares outstanding before conversion	(74,017)	(1,007,102)
Shares reacquired upon conversion into Class A	(124,647)	(1,645,168)

Net increase (decrease) in shares outstanding	(198,664)	$(2,652,270)

Year ended August 31, 2011:
Shares sold	138,669	$2,008,882
Shares reacquired	(304,742)	(4,361,949)

Net increase (decrease) in shares outstanding before conversion	(166,073)	(2,353,067)
Shares reacquired upon conversion into Class A	(459,707)	(6,566,881)

Net increase (decrease) in shares outstanding	(625,780)	$(8,919,948)

Class C
Six months ended February 29, 2012:
Shares sold	110,270	$1,486,365
Shares reacquired	(248,717)	(3,402,855)

Net increase (decrease) in shares outstanding	(138,447)	$(1,916,490)

Year ended August 31, 2011:
Shares sold	344,134	$5,157,069
Shares reacquired	(653,414)	(9,537,960)

Net increase (decrease) in shares outstanding before conversion	(309,280)	(4,380,891)
Shares reacquired upon conversion into Class Z	(3,996)	(52,190)

Net increase (decrease) in shares outstanding	(313,276)	$(4,433,081)

Prudential Jennison Value Fund	27

Notes to Financial Statements

continued

Class L	Shares	Amount
Six months ended February 29, 2012:
Shares sold	580	$8,357
Shares issued in reinvestment of dividends	107	1,415
Shares reacquired	(8,111)	(115,139)

Net increase (decrease) in shares outstanding	(7,424)	$(105,367)

Year ended August 31, 2011:
Shares sold	130	$1,809
Shares issued in reinvestment of dividends	85	1,175
Shares reacquired	(32,036)	(456,760)

Net increase (decrease) in shares outstanding	(31,821)	$(453,776)

Class M
Six months ended February 29, 2012:
Shares issued in reinvestment of dividends	61	$798
Shares reacquired	(1,905)	(26,136)

Net increase (decrease) in shares outstanding before conversion	(1,844)	(25,338)
Shares reacquired upon conversion into Class A	(18,929)	(270,083)

Net increase (decrease) in shares outstanding	(20,773)	$(295,421)

Year ended August 31, 2011:
Shares issued in reinvestment of dividends	235	$3,229
Shares reacquired	(12,354)	(181,647)

Net increase (decrease) in shares outstanding before conversion	(12,119)	(178,418)
Shares reacquired upon conversion into Class A	(61,981)	(921,979)

Net increase (decrease) in shares outstanding	(74,100)	$(1,100,397)

Class Q
Period October 31, 2011* through February 29, 2012:
Shares sold	20,041	$276,000
Shares issued in reinvestment of dividends	15,430	203,679
Shares reacquired	(682,905)	(10,319,440)

Net increase (decrease) in shares outstanding before conversion	(647,434)	(9,839,761)
Shares issued upon conversion from Class A	1,808,802	25,703,074

Net increase (decrease) in shares outstanding	1,161,368	$15,863,313

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Class R	Shares	Amount
Six months ended February 29, 2012:
Shares sold	172,724	$2,415,409
Shares issued in reinvestment of dividends	890	11,758
Shares reacquired	(151,655)	(2,107,940)

Net increase (decrease) in shares outstanding	21,959	$319,227

Year ended August 31, 2011:
Shares sold	298,713	$4,398,907
Shares issued in reinvestment of dividends	575	7,949
Shares reacquired	(334,951)	(4,913,445)

Net increase (decrease) in shares outstanding	(35,663)	$(506,589)

Class X
Six months ended February 29, 2012:
Shares issued in reinvestment of dividends	78	$1,032
Shares reacquired	(4,182)	(60,376)

Net increase (decrease) in shares outstanding before conversion	(4,104)	(59,344)
Shares reacquired upon conversion into Class A	(1,507)	(21,374)

Net increase (decrease) in shares outstanding	(5,611)	$(80,718)

Year ended August 31, 2011:
Shares issued in reinvestment of dividends	117	$1,612
Shares reacquired	(10,076)	(147,292)

Net increase (decrease) in shares outstanding before conversion	(9,959)	(145,680)
Shares reacquired upon conversion into Class A	(14,312)	(204,479)

Net increase (decrease) in shares outstanding	(24,271)	$(350,159)

Class Z
Six months ended February 29, 2012:
Shares sold	4,047,401	$56,396,396
Shares issued in reinvestment of dividends	27,037	357,426
Shares reacquired	(4,257,567)	(58,955,198)

Net increase (decrease) in shares outstanding before conversion	(183,129)	(2,201,376)
Shares issued upon conversion from Class A	13,204	181,889
Shares reacquired upon conversion into Class A and Class Q	(1,813,454)	(25,766,916)

Net increase (decrease) in shares outstanding	(1,983,379)	$(27,786,403)

Year ended August 31, 2011:
Shares sold	14,853,170	$210,628,855
Shares issued in reinvestment of dividends	46,952	649,820
Shares reacquired	(14,195,598)	(212,098,764)

Net increase (decrease) in shares outstanding before conversion	704,524	(820,089)
Shares issued upon conversion from Class A and Class C	204,504	3,099,226

Net increase (decrease) in shares outstanding	909,028	$2,279,137

*	Commencement of offering.

Prudential Jennison Value Fund	29

Notes to Financial Statements

continued

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period December 16, 2011 through December 14, 2012. The Funds pay an annualized commitment fee of 0.08% of the unused portion of the SCA. Prior to December 16, 2011, the Funds had another Syndicated Credit Agreement of a $750 million commitment with an annualized commitment fee of 0.10% of the unused portion. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly. The SCA has been renewed on substantially similar terms with an increase in the amount of commitment to $900 million.

The Fund utilized the SCA during the period ended February 29, 2012. The balance for the 1 day that the Fund had loan outstanding during the period was $1,119,000 at an interest rate of 1.55%. At February 29, 2012, the Fund did not have an outstanding loan amount.

Note 8. New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. The objective of ASU No. 2011-03 is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. Under previous guidance, whether or not to account for a transaction as a sale was based on, in part, if the entity maintained effective control over the transferred financial assets. ASU No. 2011-03 removes the transferor’s ability criterion from the effective control assessment. This guidance is effective prospectively for interim and annual reporting periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”.

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ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU No. 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

Prudential Jennison Value Fund	31

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended February 29,		Year Ended August 31,				Ten-Month Period Ended August 31,		Year Ended October 31,
	2012(a)		2011(a)	2010(a)	2009(a)	2008(a)	2007(a)(c)		2006(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.01		$12.27	$11.67	$16.55	$21.81	$22.49		$19.77
Income (loss) from investment operations:
Net investment income	.03		.05	.05	.07	.15	.16		.22
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.27		1.73	.59	(3.87)	(2.01)	1.61		3.56
Total from investment operations	1.30		1.78	.64	(3.80)	(1.86)	1.77		3.78
Less Dividends and Distributions:
Dividends from net investment income	(.05)		(.04)	(.04)	(.12)	(.20)	(.19)		(.14)
Distributions from net realized gains	-		-	-	(.96)	(3.20)	(2.26)		(.92)
Total dividends and distributions	(.05)		(.04)	(.04)	(1.08)	(3.40)	(2.45)		(1.06)
Net asset value, end of period	$15.26		$14.01	$12.27	$11.67	$16.55	$21.81		$22.49
Total Return(b):	9.29%		14.48%	5.44%	(20.76)%	(9.95)%	8.66%		19.85%

Ratios/Supplemental Data:
Net assets, end of period (000)	$546,787		$541,305	$543,424	$565,420	$819,162	$1,010,160		$946,315
Average net assets (000)	$521,519		$614,287	$608,797	$518,332	$910,313	$1,028,798		$872,078
Ratios to average net assets(g):
Expenses, including distribution and service (12b-1) fees	1.07%	(e)	1.04%	1.07%	1.14%	1.00% (d)	.95%	(d)(e)	.98% (d)
Expenses, excluding distribution and service (12b-1) fees	.77%	(e)	.74%	.77%	.84%	.73%	.70%	(e)	.73%
Net investment income	.48%	(e)	.33%	.36%	.68%	.83%	.90%	(e)	1.05%
For Class A, B, C, L, M, Q, R, X and Z shares:
Portfolio turnover rate	17%	(f)	56%	56%	60%	51%	55%	(f)	49%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) The fund changed its fiscal year end from October 31 to August 31, effective August 31, 2007.

(d) The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25% of average daily net assets of the Class A shares through February 29, 2008.

(e) Annualized.

(f) Not annualized.

(g) Does not include expenses of the underlying portfolio in which the Fund invests.

See Notes to Financial Statements.

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Class B Shares
	Six Months Ended February 29,		Year Ended August 31,					Ten-Month Period Ended August 31,		Year Ended October 31,
	2012(a)		2011(a)	2010(a)		2009(a)	2008(a)	2007(a)(b)		2006(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.72		$12.07	$11.52		$16.28	$21.52	$22.18		$19.52
Income (loss) from investment operations:
Net investment income (loss)	(.02)		(.05)	(.04)		- (f)	.02	.03		.07
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.25		1.70	.59		(3.79)	(2.00)	1.60		3.51
Total from investment operations	1.23		1.65	.55		(3.79)	(1.98)	1.63		3.58
Less Dividends and Distributions:
Dividends from net investment income	-		-	-	(f)	(.01)	(.06)	(.03)		-
Distributions from net realized gains	-		-	-		(.96)	(3.20)	(2.26)		(.92)
Total dividends and distributions	-		-	-	(f)	(.97)	(3.26)	(2.29)		(.92)
Net asset value, end of period	$14.95		$13.72	$12.07		$11.52	$16.28	$21.52		$22.18
Total Return(c):	8.97%		13.67%	4.78%		(21.28)%	(10.65)%	8.02%		18.96%

Ratios/Supplemental Data:
Net assets, end of period (000)	$17,175		$18,493	$23,813		$30,905	$65,520	$112,108		$105,824
Average net assets (000)	$16,657		$23,534	$29,060		$33,718	$87,249	$112,785		$112,070
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	1.77%	(d)	1.74%	1.77%		1.84%	1.73%	1.70%	(d)	1.73%
Expenses, excluding distribution and service (12b-1) fees	.77%	(d)	.74%	.77%		.84%	.73%	.70%	(d)	.73%
Net investment income (loss)	(.22)%	(d)	(.36)%	(.33)%		- (g)	.11%	.15%	(d)	.32%

(a) Calculated based on average shares outstanding during the period.

(b) The Fund changed its fiscal year end from October 31 to August 31, effective August 31, 2007.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Annualized.

(e) Does not include expenses of the underlying portfolio in which the Fund invests.

(f) Less than $.005 per share.

(g) Less than .005%.

See Notes to Financial Statements.

Prudential Jennison Value Fund	33

Financial Highlights

(Unaudited) continued

Class C Shares
	Six Months Ended February 29,		Year Ended August 31,					Ten-Month Period Ended August 31,		Year Ended October 31,
	2012(a)		2011(a)	2010(a)		2009(a)	2008(a)	2007(a)(b)		2006(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.72		$12.06	$11.52		$16.29	$21.52	$22.19		$19.52
Income (loss) from investment operations:
Net investment income (loss)	(.02)		(.05)	(.04)		- (f)	.02	.02		.06
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.24		1.71	.58		(3.80)	(1.99)	1.60		3.53
Total from investment operations	1.22		1.66	.54		(3.80)	(1.97)	1.62		3.59
Less Dividends and Distributions:
Dividends from net investment income	-		-	-	(f)	(.01)	(.06)	(.03)		-
Distributions from net realized gains	-		-	-		(.96)	(3.20)	(2.26)		(.92)
Total dividends and distributions	-		-	-	(f)	(.97)	(3.26)	(2.29)		(.92)
Net asset value, end of period	$14.94		$13.72	$12.06		$11.52	$16.29	$21.52		$22.19
Total Return(c):	8.89%		13.76%	4.69%		(21.33)%	(10.61)%	7.98%		18.95%

Ratios/Supplemental Data:
Net assets, end of period (000)	$28,817		$28,355	$28,713		$28,205	$45,882	$64,731		$32,189
Average net assets (000)	$27,399		$32,039	$31,259		$27,260	$55,511	$52,776		$24,812
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	1.77%	(d)	1.74%	1.77%		1.84%	1.73%	1.70%	(d)	1.73%
Expenses, excluding distribution and service (12b-1) fees	.77%	(d)	.74%	.77%		.84%	.73%	.70%	(d)	.73%
Net investment income (loss)	(.22)%	(d)	(.37)%	(.33)%		(.02)%	.10%	.11%	(d)	.29%

(a) Calculated based on average shares outstanding during the period.

(b) The Fund changed its fiscal year end from October 31 to August 31, effective August 31, 2007.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Annualized.

(e) Does not include expenses of the underlying portfolio in which the Fund invests.

(f) Less than $.005 per share.

See Notes to Financial Statements.

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Class L Shares
	Six Months Ended February 29,		Year Ended August 31,				March 16, 2007(a) through August 31,
	2012(b)		2011(b)	2010(b)	2009(b)	2008(b)	2007(b)(c)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.96		$12.23	$11.63	$16.48	$21.74	$20.65
Income (loss) from investment operations:
Net investment income	.02		.02	.02	.05	.11	.05
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.27		1.72	.59	(3.85)	(2.01)	1.04
Total from investment operations	1.29		1.74	.61	(3.80)	(1.90)	1.09
Less Dividends and Distributions:
Dividends from net investment income	(.02)		(.01)	(.01)	(.09)	(.16)	-
Distributions from net realized gains	-		-	-	(.96)	(3.20)	-
Total dividends and distributions	(.02)		(.01)	(.01)	(1.05)	(3.36)	-
Net asset value, end of period	$15.23		$13.96	$12.23	$11.63	$16.48	$21.74
Total Return(d):	9.23%		14.23%	5.28%	(20.97)%	(10.17)%	5.28%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,333		$1,326	$1,550	$1,796	$2,896	$5,299
Average net assets (000)	$1,276		$1,529	$1,816	$1,707	$4,100	$3,274
Ratios to average net assets(f):
Expenses, including distribution and service (12b-1) fees	1.27%	(e)	1.24%	1.27%	1.34%	1.23%	1.20%	(e)
Expenses, excluding distribution and service (12b-1) fees	.77%	(e)	.74%	.77%	.84%	.73%	.70%	(e)
Net investment income	.27%	(e)	.14%	.16%	.48%	.61%	.51%	(e)

(a) Commencement of offering.

(b) Calculated based on average shares outstanding during the period.

(c) The Fund changed its fiscal year end from October 31 to August 31, effective August 31, 2007.

(d) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e) Annualized.

(f) Does not include expenses of the underlying portfolio in which the Fund invests.

See Notes to Financial Statements.

Prudential Jennison Value Fund	35

Financial Highlights

(Unaudited) continued

Class M Shares
	Six Months Ended February 29,		Year Ended August 31,				March 16, 2007(a) through August 31,
	2012(b)		2011(b)	2010(b)	2009(b)	2008(b)	2007(b)(c)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.93		$12.20	$11.58	$16.30	$21.53	$20.49
Income (loss) from investment operations:
Net investment income (loss)	.03		.06	.05	.03	.02	-	(e)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.27		1.71	.59	(3.78)	(1.99)	1.04
Total from investment operations	1.30		1.77	.64	(3.75)	(1.97)	1.04
Less Dividends and Distributions:
Dividends from net investment income	(.05)		(.04)	(.03)	(.01)	(.06)	-
Distributions from net realized gains	-		-	-	(.96)	(3.20)	-
Total dividends and distributions	(.05)		(.04)	(.03)	(.97)	(3.26)	-
Capital Contributions	-		- (e)	.01	- (e)	-	-
Net asset value, end of period	$15.18		$13.93	$12.20	$11.58	$16.30	$21.53
Total Return(d):	9.41%		14.54%	5.58%	(20.98)%	(10.59)%	5.08%

Ratios/Supplemental Data:
Net assets, end of period (000)	$36		$322	$1,186	$2,480	$5,898	$15,256
Average net assets (000)	$202		$844	$1,977	$3,046	$9,964	$9,920
Ratios to average net assets(g):
Expenses, including distribution and service (12b-1) fees	1.02%	(d)	.99%	1.02%	1.52%	1.73%	1.70%	(f)
Expenses, excluding distribution and service (12b-1) fees	.77%	(d)	.74%	.77%	.84%	.73%	.70%	(f)
Net investment income	.38%	(d)	.40%	.39%	.31%	.11%	.01%	(f)

(a) Commencement of offering.

(b) Calculated based on average shares outstanding during the period.

(c) The Fund changed its fiscal year end from October 31 to August 31, effective August 31, 2007.

(d) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e) Less than $.005 per share.

(f) Annualized.

(g) Does not include expenses of the underlying portfolio in which the Fund invests.

See Notes to Financial Statements.

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Class Q Shares
	October 31, 2011(a) through February 29, 2012(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.21
Income (loss) from investment operations:
Net investment income	.08
Net realized and unrealized gain on investment and foreign currency transactions	1.08
Total from investment operations	1.16
Less Dividends and Distributions:
Dividends from net investment income	(.11)
Total dividends and distributions	(.11)
Net asset value, end of period	$15.26
Total Return(c):	8.23%

Ratios/Supplemental Data:
Net assets, end of period (000)	$17,718
Average net assets (000)	$16,352
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	.61%	(d)
Expenses, excluding distribution and service (12b-1) fees	.61%	(d)
Net investment income	1.22%	(d)

(a) Commencement of offering.

(b) Calculated based on average shares outstanding during the period.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Annualized.

(e) Does not include expenses of the underlying portfolio in which the Fund invests.

See Notes to Financial Statements.

Prudential Jennison Value Fund	37

Financial Highlights

(Unaudited) continued

Class R Shares
	Six Months Ended February 29,		Year Ended August 31,				Ten-Month Period Ended August 31,		Year Ended October 31,
	2012(a)		2011(a)	2010(a)	2009(a)	2008(a)	2007(a)(b)		2006(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.98		$12.24	$11.64	$16.49	$21.75	$22.39		$19.74
Income (loss) from investment operations:
Net investment income	.02		.02	.02	.05	.11	.05		.13
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.26		1.73	.59	(3.85)	(2.01)	1.69		3.53
Total from investment operations	1.28		1.75	.61	(3.80)	(1.90)	1.74		3.66
Less Dividends and Distributions:
Dividends from net investment income	(.02)		(.01)	(.01)	(.09)	(.16)	(.12)		(.09)
Distributions from net realized gains	-		-	-	(.96)	(3.20)	(2.26)		(.92)
Total dividends and distributions	(.02)		(.01)	(.01)	(1.05)	(3.36)	(2.38)		(1.01)
Net asset value, end of period	$15.24		$13.98	$12.24	$11.64	$16.49	$21.75		$22.39
Total Return(c):	9.15%		14.30%	5.27%	(20.95)%	(10.16)%	8.44%		19.21%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11,728		$10,446	$9,583	$5,582	$4,796	$1,858		$64
Average net assets (000)	$10,563		$11,461	$8,448	$4,424	$3,557	$685		$21
Ratios to average net assets(f):
Expenses, including distribution and service (12b-1) fees(d)	1.27%	(e)	1.24%	1.27%	1.34%	1.23%	1.20%	(e)	1.23%
Expenses, excluding distribution and service (12b-1) fees	.77%	(e)	.74%	.77%	.84%	.73%	.70%	(e)	.73%
Net investment income	.28%	(e)	.13%	.18%	.47%	.60%	.62%	(e)	.61%

(a) Calculated based on average shares outstanding during the period.

(b) The Fund changed its fiscal year end from October 31 to August 31, effective August 31, 2007.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50% of average daily net assets of the Class R shares.

(e) Annualized.

(f) Does not include expenses of the underlying portfolio in which the Fund invests.

See Notes to Financial Statements.

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Class X Shares
	Six Months Ended February 29,		Year Ended August 31,				March 16, 2007(a) through August 31,
	2012(b)		2011(b)	2010(b)	2009(b)	2008(b)	2007(b)(c)(g)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.96		$12.22	$11.62	$16.37	$21.52	$20.49
Income (loss) from investment operations:
Net investment income	.04		.06	.05	.08	.15	.07
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.26		1.72	.58	(3.81)	(1.99)	1.03
Total from investment operations	1.30		1.78	.63	(3.73)	(1.84)	1.10
Less Dividends and Distributions:
Dividends from net investment income	(.05)		(.04)	(.04)	(.09)	(.15)	(.09)
Distributions from net realized gains	-		-	-	(.96)	(3.20)	-
Total dividends and distributions	(.05)		(.04)	(.04)	(1.05)	(3.35)	(.09)
Capital Contributions	-	(h)	- (h)	.01	.03	.04	.02
Net asset value, end of period	$15.21		$13.96	$12.22	$11.62	$16.37	$21.52
Total Return(d):	9.39%		14.60%	5.51%	(20.42)%	(9.67)%	5.47%

Ratios/Supplemental Data:
Net assets, end of period (000)	$257		$314	$572	$1,032	$2,117	$3,749
Average net assets (000)	$283		$505	$909	$1,175	$2,927	$2,334
Ratios to average net assets(f):
Expenses, including distribution and service (12b-1) fees	1.02%	(e)	.99%	1.02%	1.09%	1.02%	1.01%	(e)
Expenses, excluding distribution and service (12b-1) fees	.77%	(e)	.74%	.77%	.84%	.73%	.70%	(e)
Net investment income	.51%	(e)	.39%	.40%	.80%	.82%	.71%	(e)

(a) Commencement of offering.

(b) Calculated based on average shares outstanding during the period.

(c) The Fund changed its fiscal year end from October 31 to August 31, effective August 31, 2007.

(d) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e) Annualized.

(f) Does not include expenses of the underlying portfolio in which the Fund invests.

(g) Certain information has been adjusted to reflect a manager payment for sales charges incurred by shareholders in excess of the regulatory limits.

(h) Less than $.005 per share.

See Notes to Financial Statements.

Prudential Jennison Value Fund	39

Financial Highlights

(Unaudited) continued

Class Z Shares
	Six Months Ended February 29,		Year Ended August 31,				Ten-Month Period Ended August 31		Year Ended October 31,
	2012(a)		2011(a)	2010(a)	2009(a)	2008(a)	2007(a)(c)		2006(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.05		$12.30	$11.69	$16.61	$21.88	$22.56		$19.83
Income (loss) from investment operations:
Net investment income	.05		.09	.09	.10	.20	.23		.27
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.26		1.74	.59	(3.89)	(2.02)	1.60		3.57
Total from investment operations	1.31		1.83	.68	(3.79)	(1.82)	1.83		3.84
Less Dividends and Distributions:
Dividends from net investment income	(.09)		(.08)	(.07)	(.17)	(.25)	(.25)		(.19)
Distributions from net realized gains	-		-	-	(.96)	(3.20)	(2.26)		(.92)
Total dividends and distributions	(.09)		(.08)	(.07)	(1.13)	(3.45)	(2.51)		(1.11)
Net asset value, end of period	$15.27		$14.05	$12.30	$11.69	$16.61	$21.88		$22.56
Total Return(b):	9.42%		14.86%	5.78%	(20.54)%	(9.72)%	8.91%		20.15%

Ratios/Supplemental Data:
Net assets, end of period (000)	$360,174		$359,107	$303,166	$87,194	$109,533	$104,793		$92,267
Average net assets (000)	$337,800		$403,570	$259,824	$80,680	$104,223	$105,962		$65,638
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	.77%	(d)	.74%	.77%	.84%	.73%	.70%	(d)	.73%
Expenses, excluding distribution and service (12b-1) fees	.77%	(d)	.74%	.77%	.84%	.73%	.70%	(d)	.73%
Net investment income	.77%	(d)	.64%	.69%	.98%	1.11%	1.16%	(d)	1.28%

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) The Fund changed its fiscal year end from October 31 to August 31, effective August 31, 2007.

(d) Annualized.

(e) Does not include expenses of the underlying portfolio in which the Fund invests.

See Notes to Financial Statements.

40	Visit our website at www.prudentialfunds.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission website at www.sec.gov.

TRUSTEES
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Judy A. Rice, Vice President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Jennison Value Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON VALUE FUND

SHARE CLASS	A	B	C	L	M	Q	R	X	Z
NASDAQ	PBEAX	PBQIX	PEICX	N/A	N/A	PJVQX	JDVRX	N/A	PEIZX
CUSIP	74440N102	74440N201	74440N300	74440N409	74440N508	74440N888	74440N607	74440N706	74440N805

MF131E2    0223074-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not

               applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a) (1)	Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 7

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	April 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	April 23, 2012

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	April 23, 2012